Financial Debt - Recoverable Cash Advances And Other Loans (Details) - Financial assets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 8,373	€ 8,126
Recoverable cash advances - Current	301	305
Total recoverable cash advances	8,674	8,431
Other loan - Non-current		63
Other loan - Current	63	83
Total other loans	63	146
Non-current	8,373	8,189
Current	364	388
Total Financial Debt	€ 8,737	€ 8,577